Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. Summary of significant accounting policies

(a) Basis of presentation

The consolidated financial statements of the Group are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(b) Principal of consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries, including a subsidiary held by the Group through nominee shareholders. All significant intercompany transactions and balances have been eliminated.

Due to provincial regulations on size of individual shareholding percentages, a subsidiary of the Group, Haidong CRF Micro-credit, is 30% directly owned by the Group and 70% indirectly owned through nominee shareholders, the majority of which are immediate family members of the CEO and founder of the Group. Upon the formation of the subsidiary, the Group entered into nominee shareholding agreements with the nominee shareholders with the following key terms:

•	All of the capital for the formation of Haidong CRF Micro-credit was provided by the Group;
•	The Group has the all rights and obligations as if it is the direct shareholder;
•	The nominee shareholders hold the equity interest in it on behalf of the Group;
•	The Group can at anytime, at its discretion, have the nominee shareholders transfer their legal interest in Haidong CRF Micro-credit to a party specifically appointed by the Group; and
•	The nominee shareholding agreement shall be in force until the underlying legal interest has been transferred to the Group or a party specifically appointed by the Group.

The nominee shareholding agreements are legally enforceable.

(c) Use of estimates

The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and accompanying notes. Actual amounts could differ from those estimates and differences could be material. Changes in estimates are recorded in the period they are identified.

Significant accounting estimates reflected in the Group’s consolidated financial statements include valuation allowances for deferred tax assets, valuation of share-based awards, measurement of Safeguard Program payable, and allocation of considerations under revenue arrangements with multiple elements.

(d) Foreign currency and foreign currency translation

The United States dollar (“US$”) is the functional currency of the Group’s entities incorporated in Cayman Islands and Delaware, USA. The functional currency of the Group’s PRC subsidiaries is the Renminbi (“RMB”).

Transactions denominated in other than the functional currencies are re-measured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currency at the prevailing rates of exchange at the balance date. The resulting exchange differences are reported in the consolidated statements of comprehensive income (loss).

Assets and liabilities of the subsidiaries in PRC are translated into US$ using the exchange rate in effect at each balance sheet date. Income and expenses items of the subsidiaries in PRC are translated into US$ at the average exchange rates prevailing during the reporting period. Foreign currency translation adjustments arising from these are accumulated as a separate component of shareholders’ deficit in the consolidated financial statements. The exchange rates used for translation on December 31, 2015, 2016 and 2017 were US$1.00 = RMB6.4936, RMB6.9370 and RMB6.5342, respectively, being the index rates stipulated by the People’s Bank of China.

(e) Certain risks and concentration

Credit risk is one of the most significant risks for the Company’s micro-lending business. The Group records an allowance for loan losses based on its estimated probable losses against its loans receivable. Apart from the loans receivable, the Group’s financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and cash equivalents, investments held for trading. As of December 31, 2016 and 2017, substantially all of the Group’s cash and cash equivalents, restricted cash and investments held for trading were held in major financial institutions located in the PRC and in the USA, which management considers to be of high credit quality. No individual customer accounted for more than 10% of net revenues for the years ended December 31, 2016 and 2017.

(f) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, time deposits, and funds held in deposit accounts with banks and third-party payment companies, which are highly liquid and have original maturities of three months or less and are unrestricted as to withdrawal or use.

(g) Restricted cash

Restricted cash represents funds received from marketplace investors and borrowers and held in separate deposit accounts for the Safeguard Program.

(h) Fair value measurement

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The three levels of inputs that may be used to measure fair value include:

Level 1:	Quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2:	Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.
Level 3:	Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group’s financial instruments include cash and cash equivalents, restricted cash, loans receivable, Safeguard Program asset, receivables, prepayments and other assets, accrued liabilities and Safeguard Program payable. The carrying amounts of loans receivable, receivables, prepayments and other assets, and accrued liabilities approximate their fair values due to the short-term maturity of these instruments. The carrying amount of Safeguard Program asset/payable approximate their fair values as the interest rates applied reflect the current quoted market yield for comparable borrowings (Level 2 inputs).

As of December 31, 2016 and 2017, the Group had financial instruments of US$1,514 thousand and US$1,514 thousand that were measured at fair value and classified as level 3 .

The fair value of the Group’s Level 1 financial assets are based on quoted prices in active market for identical assets. For the fair value of Level 3 financial assets, the Group considers the probable future cash collectible and takes into account of any potential unrecoverable amounts according to the contract terms in estimating its fair value. At each reporting date, the Company estimates the future cash flows and assesses whether there is any indicator of impairment. .

The following table sets forth the activity of recurring fair values measurements categorized within Level 3 of the hierarchy:

	For the Year Ended December 31,
	2015	2016	2017
Beginning	—	—	1,514
Net addition/(disposal) of financial assets	—	1,514	—
Issuance of convertible promissory notes	2,724	5,426	500
Change in fair value of convertible promissory notes	688	(626)	—
Settlement of conversion option of convertible promissory notes upon exercise	(3,412)	(4,800)	(500)
Ending	—	1,514	1,514

The Group did not have any instruments that were measured at fair value on a non-recurring basis as of December 31, 2016 and 2017.

(i) Loans receivable, net

Loans receivable represents loan amounts due from customers of the Group’s micro-credit lending business, under which the Group provides direct loans to individuals. The Group has the intent and the ability to hold such loans receivable for the foreseeable future or until maturity or payoff. Loans receivable is recorded at unpaid principal balances, net of allowance that reflects the Company’s best estimate of the amounts that will not be collected. The loans receivable portfolio mainly consists of personal loans with the term periods ranging from 7 days to 3 years.

The allowance for loan losses is determined at a level believed to be reasonable to absorb probable losses inherent in the portfolio as of each balance sheet date. The allowance is provided based on an assessment performed both on an individual-loan basis and collective basis. For individual loans that are past due for a certain period of time or where there is an observable indicator of impairment, a specific allowance is provided. All other loans not already included in the individual assessment are assessed collectively depending on factors such as delinquency rate, size, and other risk characteristics of the portfolio. The Company evaluates and adjusts its allowance for loan losses on a quarterly basis or more often as necessary.

The Group writes off the loans receivable and the related allowance when management determines that full repayment of a loan is not probable. The primary factor in making such determination is the potential recoverable amounts from the delinquent debtor.

(j) Interest receivable

Interest on loans receivable, is accrued and recognized as income when earned. Accrual of interest is discontinued when reasonable doubt exists as to the full, timely collection of interest or principal (e.g. when the loans have been past due by 90 days). Subsequent recognition of income for loans in non-accrual status occurs only to the extent payment is received, subject to the management’s assessment of the collectability of the remaining interest and principal. Loans are restored to an accrual status when they are no longer delinquent and collectability of interest and principal is probable.

(k) Property, equipment and software, net

Property, equipment and software are recorded at cost, less accumulated depreciation and impairment. Depreciation of property, equipment and software is calculated on a straight-line basis, after consideration of expected useful lives and estimated residual values. The estimated useful lives of these assets are generally as follows:

Category	Estimated useful life	Estimated residual value
Vehicles	5 years	5%
Office furniture and equipment	5 years	5%
Computer and electronic equipment	3-5 years	5%
Software	5 years	nil
Leasehold improvements	Lesser of the lease terms or the estimated useful lives of the assets	nil

Expenditures for maintenance and repairs are expensed as incurred. Gains and losses on disposal of equipment and software is the difference between net sales proceeds and carrying amount of the relevant assets and are recognized in the consolidated statements of comprehensive income (loss).

(l) Impairment of long-lived assets

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability is measured by comparison of the carrying amounts to the expected future undiscounted cash flows attributable to these assets. If it is determined that an asset is not recoverable, an impairment loss is recorded in the amount by which the carrying amount of the assets exceeds the expected discounted cash flows arising from those assets. No impairment of long-lived assets was recognized for the years ended December 31, 2015, 2016 and 2017.

(m) Safeguard Program

The Group maintains a Safeguard Program for the benefit of the borrowers and investors of lifestyle loans on its marketplace. In the event of borrowers’ default, marketplace investors may be entitled to receive unpaid interest and principal under the terms of the Safeguard Program. In general, any unpaid interest shall be paid from the Safeguard Program to an investor when the borrower does not repay as scheduled, and any outstanding principal shall be paid from the Safeguard Program to an investor if the loan remains delinquent for more than 180 days. There is no limit on the period of time in which an investor can receive payments for unpaid interest and principal from the Safeguard Program. The Safeguard Program contributions are generally not refunded even if there is no loan default.

At loan inception and upon subsequent loan repayments, a certain percentage of cash is collected and segregated by the Group in restricted cash accounts. For accounting purposes, at loan inception, the Group is required to record its Safeguard Program payable in accordance with ASC Topic 460, Guarantees. Accordingly, the payable is measured at its fair value. Default payments to investors can only be made from the Safeguard Program when there are sufficient funds available. The Group’s obligation under the Safeguard Program to make payments is limited to the amount of the restricted cash at any point in time and it is not liable for any unpaid interest or principal. Once the lender is paid for a borrower’s default, any future amount recovered is to be contributed into Safeguard Program.

Subsequent to the loan’s inception, the Safeguard Program payable is measured in a combination of two components: (i) ASC Topic 460 component; and (ii) ASC Topic 450 component. The liability recorded based on ASC Topic 460 is determined on a loan by loan basis and it is reduced when the Group is released from the underlying risk, meaning when the loan is repaid by the borrower or when the lender is compensated in the event of a default. This component is a stand ready obligation which is not subject to the probable threshold used to record a contingent obligation. The other component is a contingent liability determined on a pool basis, representing the obligation to make future payments under the Safeguard Program measured using the guidance in ASC Topic 450, Contingencies. The Group’s obligation under the Safeguard Program to make payments at any point in time is limited to the amount of the restricted cash balance stated on the balance sheet.

A Safeguard Program asset is recognized at loan inception when the loan agreements specify the amount of future payments that will be contributed to the Safeguard Program. The Safeguard Program asset is accounted for as a financial asset and is measured at fair value at inception. The Group considers the probable future cash collectible and takes into account of any expected prepayments and potential loan defaults in estimating its fair value. At each reporting date, the Company estimates the future cash flows and assesses whether there is any indicator of impairment. If the carrying amounts of the Safeguard Program asset exceed the expected cash to be received, an impairment loss is recorded for the Safeguard Program asset not recoverable and is reported under revenue in the statements of comprehensive income.

At loan inception, the Group determines the Safeguard Program contributions based on the estimated loss rate of the loans. In estimating the loss rate of the loans, the underlying risk profile and historical loss experience are taken into consideration. The Group gathers information to assess each borrower’s risk profile and assigns an application score, determined using the Group’s proprietary scoring technology, to all of its borrowers. These borrowers are then grouped into different categories based on the application score assigned for which the Group develops an estimated default rate based on actual historical loss experience of each score category. An ultimate loss rate is estimated for each loan based on this method, taking into account of any appropriate fine-tuning as necessary. The Safeguard Program liability at loan inception is determined based on the expected loss rate resulted. The Group regularly reviews the borrower’s risk profile, actual loss rate of each score category and relevant economic factors to ensure the estimation are kept up-to-date. Consequently, the contribution percentages are updated regularly to ensure that the total Safeguard Program contributions, including both upfront and subsequent contributions, are based on the estimated fair value of the probability of loss at loan inception. Such contribution percentages vary depending on the probability of losses of the loans covered by the Safeguard Program. Once the contribution percentages are determined at loan inception, no adjustment can be made subsequently. A majority of the Safeguard Program contributions are collected upfront and segregated in a designated account as restricted cash. Contributions that are collectible from subsequent repayments are less substantial. Approximately 1% to 2% of subsequent loan repayments are segregated into a restricted cash account.

The Group maintains a Safeguard Program for the benefits of the borrowers and investors of lifestyle loans on its marketplace. The investors may choose whether or not they wish to opt into the program. Investors who opt into the Safeguard Program bear their own financial risk and may suffer a loss if the restricted cash balance plus the subsequent cash receipts from Safeguard Program asset are exhausted. The Safeguard Program is payable on a first-loss basis. Payouts from the Safeguard Program are made to investors in the order of default date until the restricted cash balance goes to nil, even though there may still be investors covered by the Safeguard Program. Taking into account of the available funds in the Safeguard Program and all future Safeguard Program contributions from existing loans, as of December 31, 2016 and 2017, the maximum potential amount, as determined under ASC Topic 460, payable to the lenders participating in the Safeguard Program in relation to the existing loans is estimated to be US$21,293 thousand and US$20,038 thousand respectively. The approximate term of the Safeguard Program was 18 months, 22 months and 20 months as of December 31, 2015, 2016 and 2017, respectively.

A summary of the Group’s Safeguard Program payable movement activities is presented below:

	For the Year Ended December 31,
	2015	2016	2017
	(US$’000)	(US$’000)	(US$’000)
Opening balance	16,605	18,555	19,511
Liability arising from new business	54,537	80,264	65,971
Net payouts during the year	(50,319)	(82,293)	(71,541)
Release on expiration	(10,362)	(9,564)	(12,594)
Contingent liability	8,985	13,805	16,175
Foreign exchange gains	(891)	(1,256)	428
Ending balance	18,555	19,511	17,950

(n) Revenue recognition

Revenue is recognized when each of the following criteria are met:

1)	Persuasive evidence of an arrangement exists;
2)	Services have been rendered;
3)	Pricing is fixed or determinable; and,
4)	Collectability is reasonably assured.

Marketplace lending services—Lifestyle loans

The Group generates transaction and service fees by providing marketplace lending services to the users of its lending marketplace. The Group’s services consist of:

a)	matching marketplace investors to potential qualified borrowers and facilitating the execution of loan agreements between the parties (referred to as “loan matching”);
b)	providing repayment processing services for the marketplace investors over the loan term, including following up on late repayments (referred to as “loan repayment services”); and,
c)	management of the Safeguard Program.

The Group determined that it is not the legal lender and legal borrower in the loan origination and repayment process. Accordingly, the Group does not record loans receivable and payable arising from the loans between the marketplace investors and the borrowers. The Group has determined that the marketplace lending transactions contain the following multiple elements: loan matching; loan repayment services and the Safeguard Program. The Group has determined that both marketplace investors and borrowers are its customers. It receives payments from borrowers at loan inception and from marketplace investors over the term of the loan. In the case of loans for which investors have opted into the Safeguard Program, a portion of the amount received on such loan from both the marketplace investors and borrowers is allocated to the Safeguard Program in accordance with ASC Topic 460, Guarantees at fair value, including a margin. The remaining amount from investors is allocated to loan matching and loan repayment services using best estimated selling price, as neither vendor specific objective evidence or third party evidence of selling price is available. However, as the revenue for both of these services is recognized upon repayments, there would be no impact to timing or the amount of revenue recognized if the amounts were allocated. Accordingly, the use of any best estimated selling price for these two services is not necessary.

Transaction revenue is recognized for loan matching from borrowers at loan inception. Revenue earned from investors for loan matching and loan repayment services is recognized over the term of the loan as cash is received. Revenue from management of the Safeguard Program is recognized ratably over the term of the loan.

Marketplace lending services—Consumption loans

The Group, through Haidong CRF Micro-credit, launched Consumption loans at the beginning of 2015. These are short-term loans that are made through the technology mobile platform with terms generally less than three months and loan principal generally of up to RMB6,000 (approximately US$922). The Group’s services consist of:

a)	matching marketplace investors to potential qualified borrowers and facilitating the execution of loan agreements between the parties (referred to as “loan matching”);
b)	providing repayment processing services for the marketplace investors over the loan term, including following up on late repayments (referred to as “loan repayment services”).

The Group determined that it is not the legal lender or borrower in the loan origination and repayment process. Accordingly, the Group does not record loans receivable and payable arising from the loan between the marketplace investor and the borrower.

The Group has determined that the Consumption loan transactions contain the following two elements: loan matching and loan repayment services, both of which are provided to the marketplace investor, who is considered the Group’s customer for Consumption loans. Although the Group provides loan matching service at loan inception and repayment service when the loan is due, the collection of both service fees is contingent upon actual repayments from the borrowers. Accordingly, the Group recognizes service fees relating to Consumption loans upon repayment by the borrowers.

Starting from December 2017, the Group changed its servicing model and agreement terms for consumption loans.  In addition to loan matching and loan repayment services, the Group also provides credit assessment  service to borrowers.  The credit assessment services are provided before any loan is granted to the borrower, the fees collected for the credit assessment services is recognized throughout the designated period for which the assessment result is valid.  While although the Group provides loan matching service at loan inception and repayment service when the loan is due, the collection of both service fees is contingent upon actual repayments from the borrowers.  Accordingly, the Group recognizes service fees relating to Consumption loans upon repayment by the borrowers.

The following table summarizes the Group’s transaction and service fees (net of customer acquisition incentive) recognized for lifestyle loans and consumption loans during the year ended December 31, 2015, 2016 and 2017:

	For the Year Ended December 31,
	2015	2016	2017
	US$’000	US$’000	US$’000
Lifestyle loans	60,469	54,962	46,752
Consumption loans (net of customer acquisition incentive)	2,066	929	44,869
Transaction and service fees, net	62,535	55,891	91,621

Incentives to investors

In order to incentivize investors, the Group provides incentives to marketplace investors, who commit a certain amount of money to the consumption loan program for a period of time, which is determined based on the total number of first time borrowers for each period. Such cash incentives are accrued as they are earned by the marketplace investors and are accounted for as a reduction of revenue in accordance with ASC subtopic 605-50. When recording these incentives as a reduction in revenue results in negative revenue for a marketplace investor on a cumulative basis, the cumulative shortfall is re-characterized as an expense in accordance with ASC 605-50-45-9 given the inherent uncertainties with the consumption loan program which may not result in sufficient probable future revenue to the Group to recover such shortfall.

Gross billings on transaction and service fee is defined as transaction and service fee billed to customers, inclusive of related value added tax, before deduction of customer acquisition incentives.

	For the Year Ended December 31,
	2015	2016	2017
	US$’000	US$’000	US$’000
Gross billings on transaction and service fee
—Lifestyle loans	60,469	58,138	49,772
—Consumption loans	5,554	9,763	87,410
Total	66,023	67,901	137,182
Customer acquisition incentive
—deducted from Consumption loan revenue	3,488	8,364	38,081
—recognized in Sales and marketing expenses	3,588	673	—
Total	7,076	9,037	38,081

Micro-credit lending business

The Group recognizes interest income on loans using the effective interest method over the loan period. Interest income is not recorded when reasonable doubt exists as to the full, timely collection of interest or principal. Interest income is included in other revenue in the consolidated statements of comprehensive income (loss).

(o) Discretionary Payments

Due to the sudden regulatory change and adverse market impact, in order to ensure sustainability of the business and minimize any liquidity risk, the Company made certain discretionary payments to compensate the investors who invested in the trust plan program based on negotiated terms between relevant parties even though contractually the Company is not obligated. These payments were subject to mutual negotiations and do not represent a guarantee liability. These payments, which amounted to US$4.6 million, were recorded as a reduction of revenue for the year ended December 31, 2017.

(p) Servicing expense

Servicing expenses are expensed as incurred and consists primarily of salaries and benefits for the staff of the Group’s data verification centers, which perform credit assessment and account management services.

(q) Sales and marketing expenses

Sales and marketing expenses consist primarily of salaries and benefits, advertising and marketing promotion expenses, customer acquisition incentive payments in excess of cumulative revenue generated from a customer, and other expenses incurred by the Group’s sales and marketing personnel. Advertising expenses were US$757 thousand, US$1,460 thousand and US$828 thousand for the years ended December 31, 2015, 2016 and 2017 respectively.

(r) General and administrative expenses

General and administrative expenses consist primarily of salaries and benefits (including share-based compensation) for general management, finance, administrative personnel , rental, professional service fees, and other expenses.

(s) Product development expenses

Product development expenses include expenses incurred by the Group to facilitate the loan matching business, to gather historical data and borrowing behaviors, as well as to maintain, monitor and manage the Group’s transaction and service platform. The Group recognizes website, software and mobile applications development costs in accordance with ASC 350-50 “Website development costs” and ASC 350-40 “Software — internal use software” respectively. The Group expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing websites and mobile applications or the development of software or mobile applications for internal use and websites content.

(t) Share-based compensation

Share-based payment transactions with employees are measured based on the grant date fair value of the equity instrument issued and recognized as compensation expense net of a forfeiture rate on a straight-line basis, over the requisite service period, with a corresponding amount reflected in additional paid-in capital. The amount of accumulated compensation costs recognized at any date is at least equal to the portion of the grant date fair value of the vested awards at that date.

The estimate forfeiture rate will be adjusted over the requisite service period to the extent that actual forfeiture rate differs, or is expected to differ, from such estimates. Changes in estimated forfeiture rate are recognized through a cumulative catch-up adjustment in the period of change.

(u) Leases

A lease for which substantially all the benefits and risks incidental to ownership remain with the lessor is classified by the lessee as an operating lease. All leases of the Group are currently classified as operating leases. When a lease contains rent holidays, the Group records the total expenses on a straight-line basis over the lease term.

(v) Government grants

From time to time, the Group receives government grants in the PRC from various levels of local governments which are granted for general corporate purposes and to support its ongoing operations in the region. The grants are determined at the discretion of the relevant government authority and there are no restrictions on the use of the funds. Accordingly, the government grants are recorded as other income in the consolidated statement of comprehensive income (loss) in the period the subsidy is received.

(w) Taxation

Current income taxes are provided on the basis of net profit (loss) for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carry forwards and credits. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be reversed or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statement of comprehensive income (loss) in the period of the enactment of the change.

The Group considers positive and negative evidence when determining whether a portion or all of its deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry-forward periods, its experience with tax attributes expiring unused, and its tax planning strategies. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carry-forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Group has considered possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carry-forwards, (iii) future taxable income arising from implementing tax planning strategies, and (iv) specific known trend of profits expected to be reflected within the industry.

The Group recognizes a tax benefit associated with an uncertain tax position when, in its judgment, it is more likely than not that the position will be sustained upon examination by a taxing authority. For a tax position that meets the more-likely-than-not recognition threshold, the Group initially and subsequently measures the tax benefit as the largest amount that the Group judges to have a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority. The Group’s liability associated with unrecognized tax benefits is adjusted periodically due to changing circumstances, such as the progress of tax audits, case law developments and new or emerging legislation. Such adjustments are recognized entirely in the period in which they are identified. The Group’s effective tax rate includes the net impact of changes in the liability for unrecognized tax benefits and subsequent adjustments as considered appropriate by management. The Group classifies interest and penalties recognized on the liability for unrecognized tax benefits as income tax expense.

(x) Loss per share

Basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Net loss is not allocated to other participating securities if based on their contractual terms they are not obligated to share in the losses. Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of shares issuable upon the conversion of the preferred shares using the if-converted method, and vesting of incentive shares using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such shares would be anti-dilutive.

(y) Segment reporting

The Group’s chief operating decision maker, the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole and hence, the Group has only one reportable segment. The Company does not distinguish between markets or segments for the purpose of internal reporting. The Group’s long-lived assets are substantially all located in the PRC and substantially all of the Group’s revenues are derived from within the PRC. Therefore, no geographical segments are presented.

(z) Recently issued accounting standards

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), to clarify the principles of recognizing revenue and create common revenue recognition guidance between U.S. GAAP and International Financial Reporting Standards (“IFRS”). An entity has the option to apply the provisions of ASU 2014-09 either retrospectively to each prior reporting period presented or retrospectively with the cumulative effect of initially applying this standard recognized at the date of initial application. ASU 2014-09 is effective for fiscal years and interim periods within those years beginning after December 15, 2017, and early adoption is permitted but not earlier than the original effective date of December 15, 2016. The most significant aspect of our evaluation of Topic 606 relates to ASU No. 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net). This implementation guidance discusses principal versus agent considerations and gross versus net revenue reporting, including specific indicators to assist in the determination of whether we control a specified good or service before it is transferred to the customer. The Group will adopt this new revenue standard effective on January 1, 2018 by applying the modified transition method. The Group has reached conclusions on all key accounting assessments related to the new standard. The impact on Lifestyle loan business is immaterial; the impact for Consumption loan is USD 5 million.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments–Overall: Recognition and Measurement of Financial Assets and Financial Liabilities. The new guidance will impact the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified the need for a valuation allowance on deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The accounting for other financial instruments, such as loans, investments in debt securities, and financial liabilities not under the fair value option is largely unchanged. The standard is effective for public business entities for annual periods (and interim periods within those annual periods) beginning after December 15, 2017. The Group is currently evaluating the method of adoption and the impact ASU 2016-01 will have on the Group’s consolidated financial statements. The Group will adopt this new standard effective on January 1, 2018. The adoption of ASU 2016-01 did not have a material impact on the Group’s consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The core principle of Topic 842 is that a lessee should recognize the assets and liabilities that arise from leases. A lessee should recognize in the balance sheet a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. If a lessee makes this election, it should recognize lease expense for such leases generally on a straight-line basis over the lease term. ASU 2016-02 is effective for fiscal years and interim periods within those years beginning after December 15, 2018. Early adoption is permitted. The Group is currently evaluating the impact ASU 2016-02 will have on the Group’s consolidated financial statements.

In June 2016, the FASB amended guidance related to impairment of financial instruments as part of ASU 2016-13 Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which will be effective January 1, 2020. The guidance replaces the incurred loss impairment methodology with an expected credit loss model for which a Group recognizes an allowance based on the estimate of expected credit loss. The Group is currently evaluating the impact of this guidance on its consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230), Classification of Certain Cash Receipts and Cash Payments. ASU 2016-15 provides guidance for targeted changes with respect to how cash receipts and cash payments are classified in the statements of cash flows, with the objective of reducing diversity in practice. ASU 2016-15 is effective for interim and annual periods beginning after December 15, 2017, with early adoption permitted. The Group will adopt this new standard effective on January 1, 2018. The adoption of ASU 2016-15 did not have a material impact on the Group’s consolidated financial statements.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230) (“ASU 2016-18”). This ASU affects all entities that have restricted cash or restricted cash equivalents and are required to present a statement of cash flows under Topic 230. ASU 2016-18 requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. This update will become effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2017, and early adoption is permitted in any interim or annual period. The adoption of ASU 2016-18 did not have a material impact on the Group’s consolidated financial statements.In January 2017, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) 2017-01, Business Combinations (Topic 805) Clarifying the Definition of a Business. The amendments in this update clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions or disposals of assets or businesses. The definition of a business affects many areas of accounting including acquisitions, disposals, goodwill, and consolidation. The guidance is effective for interim and annual periods beginning after December 15, 2017 and should be applied prospectively on or after the effective date.  The Group will adopt this new standard effective on January 1, 2018. The adoption of ASU 2017-01 did not have a material impact on the Group’s consolidated financial statements.

In May 2017, the FASB issued ASU 2017-09, “Compensation—Stock compensation (Topic 718): Scope of modification accounting” to clarify when to account for a change to the terms or conditions of a share-based payment award as a modification. ASU 2017-09 is effective prospectively for all companies for annual periods beginning on or after December 15, 2017, and early adoption is permitted. The Group will adopt this new standard effective on January 1, 2018. The adoption of ASU 2017-09 did not have a material impact on the Group’s consolidated financial statements.